Related Party Transactions - Schedule Due to Related Parties (Details) - USD ($)	6 Months Ended	12 Months Ended
	Mar. 31, 2020	Sep. 30, 2019	Sep. 30, 2018
Due to related parties	$ 1,562,940	$ 1,165,865	$ 533,527
Shaanxi Meishengyuang Bio-Technoloy Co., Ltd [Member]
Due to related parties	$ 1,305,891	$ 770,532	276,602
Related party relationship description	5.5% of shareholder of Xi'an App-chem	5.5% of shareholder of Xi'an App-chem
Wenhu Guo [Member]
Due to related parties	$ 249,714	$ 388,075	249,382
Related party relationship description	Senior Management of the Company	Senior Management of the Company
Jing Liu [Member]
Due to related parties	$ 4,232	$ 4,203	4,368
Related party relationship description	Wife of the controlling shareholder	Wife of the controlling shareholder
Sheying Wang [Member]
Due to related parties	$ 3,103	$ 3,055	$ 3,175
Related party relationship description	Senior Management of the Company	Senior Management of the Company